ING SERIES FUND, INC.

ING Alternative Beta Fund

ING Capital Allocation Fund

ING Core Equity Research Fund

ING Corporate Leaders 100 Fund

ING Global Target Payment Fund

ING Index Plus LargeCap Fund

ING Index Plus MidCap Fund

ING Index Plus SmallCap Fund

ING Money Market Fund

ING Small Company Fund

ING Tactical Asset Allocation Fund

Supplement dated August 12, 2011 to the Current Statements of Additional Information (“SAIs”) for the above-named Registrant

(“Registrant”)

Effective immediately, the Registrant’s SAIs are revised as follows:

1.               The section titled “Rule 12b-1 Plans” of the Registrant’s ING Core Equity Research Fund’s, ING Corporate Leaders 100 Fund’s, ING Index Plus LargeCap Fund’s, ING Index Plus MidCap Fund’s, ING Index Plus SmallCap Fund’s, ING Small Company Fund’s, and ING Tactical Asset Allocation Fund’s SAI, dated September 30, 2010, is amended to include the following immediately preceding the last paragraph prior to the Total Distribution Expenses table:

Under the Rule 12b-1 Plans, ongoing payments will generally be made on a quarterly basis to Authorized Dealers for both distribution and shareholder servicing at rates that are based on the average daily net assets of shares that are registered in the name of that Authorized Dealer as nominee or held in a shareholder account that designates that Authorized Dealer as the dealer of record.  Rights to these payments begin to accrue in the 13th month following a purchase of Class A, Class B, Class C, Class O, or Class R shares.  The Distributor may, in its discretion, pay such financial intermediary 12b-1 fees prior to the 13th month following the purchase of Class A, Class B, Class C, Class O, or Class R shares.  In the event a Rule 12b-1 Plan is terminated in accordance with its terms, the obligations of a Fund to make payments to the Distributor pursuant to the Rule 12b-1 Plan will cease and the Fund will not be required to make any payment for expenses incurred after the date the Rule 12b-1 Plan terminates.

2.               The section titled “Rule 12b-1 Plans” of the Registrant’s ING Capital Allocation Fund’s SAI, dated September 30, 2010, is amended to include the following immediately preceding the last paragraph prior to the Total Distribution Expenses table:

Under the Rule 12b-1 Plans, ongoing payments will generally be made on a quarterly basis to Authorized Dealers for both distribution and shareholder servicing at rates that are based on the average daily net assets of shares that are registered in the name of that Authorized Dealer as nominee or held in a shareholder account that designates that Authorized Dealer as the dealer of record.  Rights to these payments begin to accrue in the 13th month following a purchase of Class A, Class B, Class C, or Class O shares.  The Distributor may, in its discretion, pay such financial intermediary 12b-1 fees prior to the 13th month following the purchase of Class A, Class B, Class C, or Class O shares.  In the event a Rule 12b-1 Plan is terminated in accordance with its terms, the obligations of a Fund to make payments to the Distributor pursuant to the Rule 12b-1 Plan will cease and the Fund will not be required to make any payment for expenses incurred after the date the Rule 12b-1 Plan terminates.

3.               The section titled “Rule 12b-1 Plans” of the Registrant’s ING Alternative Beta Fund’s SAI, dated February 28, 2011, is amended to include the following immediately preceding the last paragraph prior to the Total Distribution Expenses table:

Under the Rule 12b-1 Plans, ongoing payments will generally be made on a quarterly basis to Authorized Dealers for both distribution and shareholder servicing at rates that are based on the average daily net assets of shares that are registered in the name of that Authorized Dealer as nominee or held in a shareholder account that designates that Authorized Dealer as the dealer of record.  Rights to these payments begin to accrue in the 13th month following a purchase of Class A, Class B, or Class C shares.  The Distributor may, in its discretion, pay such financial intermediary 12b-1 fees prior to the 13th month following the purchase of Class A, Class B, or Class C shares.  In the event a Rule 12b-1 Plan is terminated in accordance with its terms, the obligations of a Fund to make payments to the Distributor pursuant to the Rule 12b-1 Plan will cease and the Fund will not be required to make any payment for expenses incurred after the date the Rule 12b-1 Plan terminates.

4.               The section titled “Rule 12b-1 Plans” of the Registrant’s ING Global Target Payment Fund’s SAI, dated February 28, 2011, is amended to include the following immediately preceding the last paragraph prior to the Total Distribution Expenses table:

Under the Rule 12b-1 Plans, ongoing payments will generally be made on a quarterly basis to Authorized Dealers for both distribution and shareholder servicing at rates that are based on the average daily net assets of shares that are registered in the name of that Authorized Dealer as nominee or held in a shareholder account that designates that Authorized Dealer as the dealer of record.  Rights to these payments begin to accrue in the 13th month following a purchase of Class A or Class C shares.  The Distributor may, in its discretion, pay such financial intermediary 12b-1 fees prior to the 13th month following the purchase of Class A or Class C shares.  In the event a Rule 12b-1 Plan is terminated in accordance with its terms, the obligations of a Fund to make payments to the Distributor pursuant to the Rule 12b-1 Plan will cease and the Fund will not be required to make any payment for expenses incurred after the date the Rule 12b-1 Plan terminates.

5.               The section titled “Rule 12b-1 Plans” of the Registrant’s ING Money Market Fund’s SAI, dated July 29, 2011, is amended to include the following immediately preceding the last paragraph prior to the Total Distribution Expenses table:

Under the Rule 12b-1 Plans, ongoing payments will generally be made on a quarterly basis to Authorized Dealers for both distribution and shareholder servicing at rates that are based on the average daily net assets of shares that are registered in the name of that Authorized Dealer as nominee or held in a shareholder account that designates that Authorized Dealer as the dealer of record.  Rights to these payments begin to accrue in the 13th month following a purchase of Class B, Class C, or Class O shares.  The Distributor may, in its discretion, pay such financial intermediary 12b-1 fees prior to the 13th month following the purchase of Class B, Class C, or Class O shares.  In the event a Rule 12b-1 Plan is terminated in accordance with its terms, the obligations of a Fund to make payments to the Distributor pursuant to the Rule 12b-1 Plan will cease and the Fund will not be required to make any payment for expenses incurred after the date the Rule 12b-1 Plan terminates.

6.               The section titled “Rule 12b-1 Plans” of the Registrant’s ING Core Equity Research Fund’s, ING Index Plus LargeCap Fund’s, ING Index Plus MidCap Fund’s, and ING Index Plus SmallCap Fund’s SAI, dated August 5, 2011, is amended to include the following as the fifth paragraph in the section:

Under the Rule 12b-1 Plans, ongoing payments will generally be made on a quarterly basis to Authorized Dealers for both distribution and shareholder servicing at rates that are based on the average daily net assets of shares that are registered in the name of that Authorized Dealer as nominee or held in a shareholder account that designates that Authorized Dealer as the dealer of record.  Rights to these payments begin to accrue in the 13th month following a purchase of Class R shares.  The Distributor may, in its discretion, pay such financial intermediary 12b-1 fees prior to the 13th month following the purchase of Class R shares.  In the event a Rule 12b-1 Plan is terminated in accordance with its terms, the obligations of a Fund to make payments to the Distributor pursuant to the Rule 12b-1 Plan will cease and the Fund will not be required to make any payment for expenses incurred after the date the Rule 12b-1 Plan terminates.

7.               The section titled “Rule 12b-1 Plans” of the Registrant’s ING Global Target Payment Fund’s SAI, dated August 5, 2011, is amended to include the following immediately preceding the last paragraph of the section:

Under the Rule 12b-1 Plans, ongoing payments will generally be made on a quarterly basis to Authorized Dealers for both distribution and shareholder servicing at rates that are based on the average daily net assets of shares that are registered in the name of that Authorized Dealer as nominee or held in a shareholder account that designates that Authorized Dealer as the dealer of record.  Rights to these payments begin to accrue in the 13th month following a purchase of Class R shares.  The Distributor may, in its discretion, pay such financial intermediary 12b-1 fees prior to the 13th month following the purchase of Class R shares.  In the event a Rule 12b-1 Plan is terminated in accordance with its terms, the obligations of a Fund to make payments to the Distributor pursuant to the Rule 12b-1 Plan will cease and the Fund will not be required to make any payment for expenses incurred after the date the Rule 12b-1 Plan terminates.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE